UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from

February 1, 2019 to February 28, 2019

Commission File Number of issuing entity:

333-197420-02

Central Index Key Number of issuing entity:

0001652885

Fifth Third Auto Trust 2015-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:

333-197420

Central Index Key Number of depositor:

0001405332

Fifth Third Holdings Funding, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:

0000035528

Fifth Third Bank

(Exact name of sponsor as specified in its charter)

Sean Cockrell 513-534-0249

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	47-7263476
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

c/o Fifth Third Holdings Funding, LLC 1701 Golf Road, Tower 1, 9th Floor Rolling Meadows, Illinois	60008
(Address of principal executive offices of issuing entity)	(Zip Code)

(847) 354-7341

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1 Notes			☒
Class A-2-A Notes			☒
Class A-2-B Notes			☒
Class A-3 Notes			☒
Class A-4 Notes			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of the Fifth Third Auto Trust 2015-1 as of the March 13, 2019 determination date are attached as Exhibit 99.1.

No assets securitized by Fifth Third Bank were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period February 1, 2019 to February 28, 2019.

Fifth Third Bank filed its most recent Form ABS 15G on January 29, 2019. The CIK number of Fifth Third Bank is 0000035528.

ITEM 1A – Asset-Level Information.

Inapplicable.

ITEM 1B – Asset Representations Reviewer and Investor Communication.

Inapplicable.

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

Nothing to report.

ITEM 3 – Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to report.

ITEM 7 – Change in Sponsor Interest in the Securities.

Nothing to report.

ITEM 8 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 9 – Other Information.

Nothing to report.

ITEM 10 – Exhibits.

(a)	The following is a list of documents filed as part of this Report on Form 10-D:

Exhibit  99.1 Monthly Distribution and Pool Performance Report

(b)	The exhibits required to be filed by the registrant pursuant to Item 601 of Regulation S-K are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

FIFTH THIRD HOLDINGS FUNDING, LLC
(Depositor)

Dated: March 27, 2019	By:	/s/ James C. Leonard
Name: James C. Leonard
Title: President

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